UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 30, 2000 Check here if Amendment [ X ] ; Amendment Number:
This Amendment  (Check only one.): [  X ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		October 25, 2000

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$831,126


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      308     8866 SH       SOLE                                       8866
                                                              1042    30000 SH       OTHER                                     30000
AMERICAN INTL                  COM              026874107    37031   387006 SH       SOLE                    93643            293513
                                                              6493    67860 SH       OTHER                                     67860
AUTOMATIC DATA                 COM              053015103    36291   542675 SH       SOLE                   135856            407019
                                                             11660   174366 SH       OTHER                                    174366
BANK OF NY                     COM              064057102    51324   915495 SH       SOLE                   185892            730003
                                                             33260   593278 SH       OTHER                                    593278
CINTAS CORP                    COM              172908105    26345   604778 SH       SOLE                   159851            445377
                                                              6343   145623 SH       OTHER                                    145623
COCA COLA                      COM              191216100    14850   269396 SH       SOLE                    71829            197867
                                                              2244    40720 SH       OTHER                                     40720
COLGATE                        COM              194162103    19698   417338 SH       SOLE                   112240            305398
                                                              4261    90280 SH       OTHER                                     90280
CVS CORP COM                   COM              126650100    20722   447455 SH       SOLE                   126479            321376
                                                              3635    78500 SH       OTHER                                     78500
EMC CORP                       COM              268648102    49868   503089 SH       SOLE                    98668            404621
                                                             13926   140490 SH       OTHER                                    140490
FASTENAL CO COM                COM              311900104    23588   409347 SH       SOLE                   100004            309643
                                                              2970    51550 SH       OTHER                                     51550
GENERAL ELECTRIC               COM              369604103    19360   335602 SH       SOLE                    94352            241500
                                                              6587   114193 SH       OTHER                                    114193
GILLETTE                       COM              375766102    12764   413439 SH       SOLE                   127214            286225
                                                              3276   106110 SH       OTHER                                    106110
HARLEY DAVIDSON                COM              412822108    39977   835037 SH       SOLE                   208895            626492
                                                              5613   117250 SH       OTHER                                    117250
INTEL CORP.                    COM              458140100    35512   854433 SH       SOLE                   189476            665157
                                                             13936   335310 SH       OTHER                                    335310
JOHNSON & J.                   COM              478160104    19446   207011 SH       SOLE                    53564            153597
                                                              7601    80920 SH       OTHER                                     80920
MEDTRONIC INC                  COM              585055106    24507   472995 SH       SOLE                   108784            364411
                                                              7783   150230 SH       OTHER                                    150230
MERCK & CO                     COM              589331107    27132   364497 SH       SOLE                    94949            269548
                                                              8347   112140 SH       OTHER                                    112140
MGIC INVT CORP                 COM              552848103    26559   434515 SH       SOLE                   130800            304015
                                                              6151   100645 SH       OTHER                                    100645
MICROSOFT                      COM              594918104    31345   519725 SH       SOLE                   108391            411534
                                                             11314   187605 SH       OTHER                                    187605
MOLEX CLASS A                  COM              608554200    28387   685062 SH       SOLE                   181714            503697
                                                              5563   134261 SH       OTHER                                    134261
OMNICOM GROUP                  COM              681919106    12917   177109 SH       SOLE                    54128            123131
                                                              1967    26970 SH       OTHER                                     26970
PATTERSON DENTAL COMPANY       COM              703412106    12411   551625 SH       SOLE                   167665            384560
                                                              2232    99220 SH       OTHER                                     99220
ROBERT HALF INT'L              COM              770323103    21525   620560 SH       SOLE                   161415            459545
                                                              2695    77700 SH       OTHER                                     77700
SEALED AIR                     COM              81211k100    20375   450292 SH       SOLE                   130354            320238
                                                              4578   101185 SH       OTHER                                    101185
STATE STREET CORP              COM              857477103    25494   196108 SH       SOLE                    48939            147294
                                                              4257    32750 SH       OTHER                                     32750
WORLDCOM, INC.                 COM              98157D106    12635   415977 SH       SOLE                   107952            308425
                                                              2995    98630 SH       OTHER                                     98630